SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Class of Stock [Line Items]
Schedule of stock option awards of grant Black-Scholes option
April 16,
2024
Risk-free interest rate	4.69%
Dividend yield	0%
Volatility factor	221%
Expected life of the warrants in years	5.00

Schedule of stock option activity
	Year ended December 31
	2024		2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at Beginning of year	41,109	$70.20	40,552	$71.6	1,069	$246
Granted	-	$-	1,100	$20.6	40,047	$65
Exercised	-	$-	(13)	$20.0	(83)	$20
Canceled and forfeited	(271)	$62.88	(530)	$83.4	(481)	$75.8
Outstanding at end of year	40,838	$70.21	41,109	$70.2	40,552	$71.6
Exercisable at end of year	30,579	$72.38	20,849	$76.0	10,680	$83

Schedule of Non-vested Option Activity
	Year ended December 31
	2024		2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at Beginning of year	20,260	$64.07	29,873	$70.2	272	$214
Granted	-	$-	1,100	$24.6	40,047	$65
Vested	(9,822)	$64.91	(10,249)	$69.2	(9,965)	$78.8
Canceled and forfeited	(179)	$37.75	(464)	$73.6	(481)	$75.8
Non-vested as of December 31, 2024	10,259	$63.73	20,260	$64.07	29,873	$70.2

Schedule of allocation of the stock-based compensation
	Year ended December 31,
	2024	2023	2022
Cost of revenues	$4	$13	$17
Research and development expenses	133	95	67
Selling and marketing expenses	9	7	7
General and administrative expenses	175	128	47
Other expenses, net	81	-	-
	$402	$243	$138

Schedule of Options Outstanding and Exercisable
Exercise price $	Number of options outstanding	Weighted average remaining contractual life (years)	Aggregate intrinsic value	Number of options exercisable
$20.00	373	4.20	$-	373
24.60	662	6.05	$-	340
65.00	38,150	4.68	$-	28,213
150.00	1,190	4.18	$-	1,190
400.00	463	4.07	$-	463
	40,838		$-	30,579

Schedule of range of exercise prices and expiration date for warrants outstanding
Exercise Price	Number of warrants Outstanding	Exercisable until
$374	125	2025
$150	375	2026
$341.4	11,850	2027
$10	475,292	2029
$8.0	50,000	2029
$7.6	405,808	2029
	943,450

Warrants [Member]
Class of Stock [Line Items]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Year ended December 31
	2024		2023		2022
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Outstanding at Beginning of year	487,642	$18.2	45,393	$201.2	12,350	341.4
Issued	455,808	$7.6	475,291	$10.0	60,987	99.2
Exercised	-	$-	32,743	$64.0	28,243	61.6
Expired /forfeited	-	$-	-	$-	-	-
Outstanding at end of year	943,450	$13.1	487,642	$18.2	45,393	201.2

Option Plan [Member]
Class of Stock [Line Items]
Schedule of stock option awards of grant Black-Scholes option
	Year ended December 31,
	2024	2023	2022
Weighted Average Risk-free interest rate	-	3.84%	2.84
Dividend yield	-	0%	0
Weighted Average Volatility factor	-	91%	74
Weighted Average Expected life of the options	-	4.53	6.64